Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Accumulated other comprehensive income	$ 784	$ 775
Total net foreign currency translation adjustments		(2)
Total defined benefit pension adjustment	(26)	11
Total other comprehensive income/(loss), net	(26)	9
Accumulated other comprehensive income	$ 758	$ 784